Common Shares - The effects of the Corporation's purchase and cancellation of the common shares (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Deficit	$ (1,455)	$ (1,496)
NCIB Program
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	7,716,300	3,264,500
Par value per share	$ 8.80	$ 7.02
Issued capital (Note 24)	$ 68	$ 23
Weighted average share price	83	35
Deficit	15	12
Common shares
Disclosure of classes of share capital [line items]
Issued capital (Note 24)	$ 2,978	$ 3,059	$ 3,094